Long-term debt, Syndicated Senior Secured Credit Facilities (Details) shares in Millions, $ in Millions		12 Months Ended
	Jun. 25, 2019 USD ($) Rig shares	Dec. 31, 2019 USD ($)
Credit Facility [Abstract]
Face amount	$ 645.0
Maturity date		Jun. 30, 2022
Minimum book equity ratio		40.00%
Percentage of net interest-bearing debt		4.00%
Syndicated Senior Secured Credit Facilities [Member]
Credit Facility [Abstract]
Face amount	450.0
Maturity date		Jun. 30, 2022
Remaining borrowing capacity	$ 10.0
Minimum book equity ratio	33.30%
Debt service coverage ratio	1.25
Minimum working capital	$ 50.0
Percentage of net interest-bearing debt	3.00%
Percentage covered for aggregate outstanding facility amount	175.00%
Minimum number of shares required to maintain ownership (in shares) | shares	6
Pledged collateral amount		$ 450.0
Book value of encumbered rigs		$ 568.8
Credit Facility [Member]
Credit Facility [Abstract]
Face amount	$ 230.0
New Build Facility [Member]
Credit Facility [Abstract]
Face amount	$ 50.0
Number of jack-up rigs secured by mortgage | Rig	1
Issuance of Guarantees and Other Trade Finance Instruments [Member]
Credit Facility [Abstract]
Face amount	$ 70.0
Incremental Facility [Member]
Credit Facility [Abstract]
Face amount	$ 100.0
Number of jack-up rigs secured by mortgage | Rig	6
Drawdown amount	$ 100.0
Number of additional jack-up rigs under mortgage | Rig	2